Other Payables and Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Payables And Other Liabilities [Abstract]
Other Payables and other liabilities
25	Other payables and other liabilities

	As at December 31,
	2019 RMB’million	2020 RMB’million
Included in non-current liabilities
Government grants	2	2
Deferred income	66	66

	68	68

Included in current liabilities
Dividend payable	12	12
Accrued expenses (note ii)	2,105	2,717
Advances from customers	83	68
Investment payables	611	74
Other tax liabilities	140	137
Present value of liability of puttable shares (Note 21(ii))	539	539
Deferred income	23	34
Other deposits	77	94
Others	80	206
Contingent consideration, measured at fair valu e (note i)	112	—

	3,782	3,881

Notes:

(i)
In October 2018, the Company acquired the entire equity interest of a music contents production company at a cash consideration comprising of a fixed amount and a variable amount, settlement in certain tranches. The variable amount is determined based on certain operating performance indicators of the acquiree and up to RMB400 million. As at December 31, 2019, contingent consideration in relation to the arrangement was recognized at fair value as determined by management taking into account the estimation of the performance indicators. The contingent consideration was fully settled during the year ended December 31, 2020.

(ii)	Accrued expenses mainly comprise of payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.